Related party transactions and balances	12 Months Ended
Jun. 30, 2019
Related party transactions and balances
Related party transactions and balances

Note 9 – Related party transactions and balances

Related party transactions

a.    Revenues – related parties:

		For the Year	For the Year	For the Year
		Ended June 30,	Ended June 30,	Ended June 30,
Name of related party	Relationship	2019	2018	2017

Chongqing Mingwen Food Co., Ltd. (“CQ Mingwen”)	President is the daughter-in-law of the Company’s Chief Executive Officer (“CEO”)	$—	$36,091	$66,525
Chongqing Pengmei Supermarket Co., Ltd (“CQ Pengmei”)	Indirectly owned by CEO and CEO’s spouse	—	334,147	—
		$—	$370,238	$66,525

Related party balances

a.    Accounts receivable – related party:

Name of related party	Relationship	June 30, 2019	June 30, 2018

CQ Pengmei	Significantly influenced by Penglin	$—	$56,955	(1)
(1)	On July 2, 2018, the Company acquired CQ Pengmei and the balance was eliminated upon acquisition subsequent to July 2, 2018.

b.    Customer deposit – related party:

Name of related party	Relationship	June 30, 2019	June 30, 2018

CQ Mingwen	Significantly influenced by Penglin	$29,643	$31,482

c.    Other receivables – related parties:

Other receivables - related parties are those nontrade receivables arising from transactions between the Company and certain related parties, such as loans to these related parties. These loans are unsecured, non-interest bearing and due on demand.

Name of related party	Relationship	June 30, 2019	June 30, 2018

CQ Pengmei	Significantly influenced by Penglin	$—	$373,065	(2)

(2)   On July 2, 2018, the Company acquired CQ Pengmei and the balance was eliminated upon acquisition subsequent to July 2, 2018.

d.    Other payables – related parties:

Other payables – related parties are those nontrade payables arising from transactions between the Company and certain related parties, such as advanced made by the related party on behalf of the Company. This advance is unsecured and non-interest bearing. Current payables are due on demand.

Name of related party	Name of related party	June 30, 2019	June 30, 2018

Xia Wang	Chief Financial Officer	$83,619	$30,015
Zeshu Dai	CEO	659,420	486,418
Penglin Wang	Son of the CEO	162,047	33,425
Zili Zhang	CEO of CQ Pengmei	429,448	—
		$1,334,534	$549,858

e.    Short-term loans – related parties:

Short-term loans – related parties are those short-term loans from advances made by certain related parties for the daily operations needs of the Company. These loans are unsecured and interest bearing.

			Weighted
			average	Collateral/
Short term loans	Relationship	Maturities	interest rate	Guarantee	June 30, 2019	June 30, 2018

Xia Wang	Chief Financial Officer	February 20, 2020	9.60%	None	104,852	—
Penglin Wang	Son of CEO	December 27, 2019	9.60%	None	224,268	—
Total					$329,120	$—

Interest expense incurred on the above mentioned related party loans amounted to $11,403,  $0 and $0 for the years ended June 30, 2019, 2018 and 2017, respectively.

f.     Guarantee provided to related party loan

On December 26, 2017, CQ Mingwen (the “borrower”) entered into a loan agreement with SPD Rural Bank (the lender) to borrow RMB 9 million (approximately $1.4 million) as working capital for one year and was extend for another year to December 26, 2019. GA Yongpeng pledged a land-use right recorded at RMB 10,198,100 (approximately $1.5 million) and building property recorded at RMB 12,268,800 (approximately $1.8 million) as collateral (see Note 6, 7 and 14).

g.    Loans guarantees by related parties

The Company has various short-term loans guaranteed by its related parties.  See Note 10.